Employee Benefit Plan	6 Months Ended
Jun. 30, 2017
Postemployment Benefits [Abstract]
Employee Benefit Plan
EMPLOYEE BENEFIT PLAN
The Company offers eligible employees the opportunity to contribute a percentage of their earned income into company-sponsored 401(k) plans. No matching contributions were made to the plans for the three and six months ended June 30, 2017 and 2016.